Note 14 - Stock Warrants and Warrant Liability	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Derivatives and Fair Value [Text Block]

14. Stock Warrants and Warrant Liability

During March 2009, in connection with an equity financing, we issued Series E Warrants to purchase 334,822 shares of common stock at an exercise price of $5.36 per share. The fair value of the warrants was estimated using Black-Scholes with the following weighted average assumptions: risk-free interest rate of 2.69%, an expected life of five years; an expected volatility factor of 112% and a dividend yield of 0.0%. The value assigned to these warrants was approximately $1.0 million, of which $1.0 million was reflected as common stock warrant liability with an offset to additional paid-in capital as of the offering close date. The fair value of the warrants decreased to zero as of December 31, 2013 and we recognized a $9 favorable non-cash adjustment from the change in fair value of these warrants for the twelve months ended December 31, 2013.

On February 17, 2011, we entered into a securities purchase agreement and issued Series K Warrants to purchase up to 1,700,002 shares of common stock at an exercise price of $2.40 per share, which warrants are not exercisable until six months after issuance and have a term of five and one-half years. The fair value of the warrants was estimated using Black-Scholes with the following weighted-average assumptions:  risk-free interest rate of 1.4%, an expected life of 4.1 years; an expected volatility factor of 103.2% and a dividend yield of 0.0%. The estimated value of these warrants was approximately $2.6 million, of which $2.6 million was reflected as common stock warrant liability with an offset to preferred stock as of the offering close date. During the quarter ended March 31, 2012, 472,222 Series K Warrants were exercised at a price of $0.60 and total proceeds of approximately $283,000. As a result of the exercise, we recognized approximately $253,000 in the change in the estimated value assigned to the warrants as an increase to equity and a decrease to the warrant liability. On March 30, 2012, we entered into an Amendment to Securities Purchase Agreement with the holders of the remaining Series K warrants (Series K Amendment) reducing the exercise price to $0.40 and removing provisions for any future price adjustment to the exercise price. On March 30, 2012, the fair value of the warrants was estimated using Black-Scholes with the following weighted average assumptions: risk-free interest rate of 0.5%, an expected life of 3.0 years; an expected volatility factor of 109.3% and a dividend yield of 0.0%. The fair value of the warrants increased to approximately $481,000 as of March 30, 2012 and we recognized a $425,000 unfavorable non-cash adjustment from the change in fair value of these warrants for the three months ended March 31, 2012. As a result of the Series K Amendment, the fair value of the warrants of approximately $481,000 was reclassified from warrant liability to equity.

On December 19, 2013, we entered into a securities purchase agreement with certain institutional accredited investors relating to the sale and issuance of a (i) convertible note in the principal amount of $250,000 that matures December 19, 2015 and (ii) five- year warrant (with a cashless exercise feature under certain circumstances) to purchase 6,250,000 shares of our common stock at an exercise price of $0.02, subject to adjustment under certain circumstances. See Note 9 for further discussion of the issuance of the convertible note.

The following table summarizes the Warrant activity for the twelve months ended December 31, 2013 and 2012:

	Warrants for Number of Shares	Weighted-Average Exercise Price
Outstanding at January 1, 2012	4,106,016	$3.57
Issued	—	—
Exercised	(472,222)	(0.60)
Cancelled/expired	(235,749)	(40.32)
Outstanding at December 31, 2012	3,398,045	1.36
Issued	6,250,000	0.02
Exercised	—	—
Cancelled/expired	—	—
Outstanding at December 31, 2013	9,648,045	$0.49

The majority of our warrants outstanding are not exercisable for six months from the date of issuance and are exercisable for either 4½ years or 5 years thereafter. Our outstanding warrants expire on various dates between December 2014 and December 2018.